Tax-Managed Small-Cap Portfolio

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 2.1%
Hexcel Corp.(1)	30,685	$1,669,878
Mercury Systems, Inc.(1)	40,694	2,685,804

		$4,355,682

Auto Components — 4.3%
Dana, Inc.	129,490	$3,128,478
Dorman Products, Inc.(1)	34,554	3,495,137
Visteon Corp.(1)	19,951	2,275,412

		$8,899,027

Automobiles — 0.2%
Harley-Davidson, Inc.	12,748	$505,076

		$505,076

Banks — 10.1%
Commerce Bancshares, Inc.	49,333	$3,489,323
Community Bank System, Inc.	47,592	3,409,491
First Citizens BancShares, Inc., Class A	1,920	1,502,573
Glacier Bancorp, Inc.	35,462	1,828,421
Independent Bank Corp.	27,971	1,976,990
Independent Bank Group, Inc.	13,350	930,495
Pinnacle Financial Partners, Inc.	38,992	3,494,073
South State Corp.	45,595	3,138,760
Stock Yards Bancorp, Inc.	30,446	1,450,447

		$21,220,573

Biotechnology — 0.4%
Neurocrine Biosciences, Inc.(1)	8,607	$802,258

		$802,258

Building Products — 3.5%
AZEK Co., Inc. (The)(1)	127,112	$4,623,063
CSW Industrials, Inc.	21,944	2,595,756

		$7,218,819

Capital Markets — 1.0%
Cohen & Steers, Inc.	25,673	$2,136,250

		$2,136,250

Chemicals — 4.3%
Balchem Corp.	26,408	$3,562,175
Quaker Chemical Corp.	2,068	520,598
Valvoline, Inc.	162,788	4,994,336

		$9,077,109

Security	Shares	Value
Commercial Services & Supplies — 3.1%
Casella Waste Systems, Inc.(1)	25,251	$1,736,764
Herman Miller, Inc.	65,433	2,823,434
Kimball International, Inc., Class B	42,212	522,585
Viad Corp.(1)	31,778	1,457,021

		$6,539,804

Diversified Consumer Services — 2.5%
Stride, Inc.(1)	16,405	$502,977
Terminix Global Holdings, Inc.(1)	88,245	4,632,863

		$5,135,840

Electronic Equipment, Instruments & Components — 0.6%
National Instruments Corp.	29,304	$1,292,599

		$1,292,599

Equity Real Estate Investment Trusts (REITs) — 7.4%
CubeSmart	72,184	$3,584,657
EastGroup Properties, Inc.	15,029	2,648,410
Essential Properties Realty Trust, Inc.	131,355	3,914,379
Rexford Industrial Realty, Inc.	36,663	2,255,508
STORE Capital Corp.	87,755	3,175,854

		$15,578,808

Food & Staples Retailing — 2.5%
Chefs’ Warehouse, Inc. (The)(1)	23,894	$691,014
Performance Food Group Co.(1)	100,941	4,625,117

		$5,316,131

Food Products — 1.5%
J&J Snack Foods Corp.	3,692	$606,891
Nomad Foods, Ltd.(1)	97,690	2,551,663

		$3,158,554

Gas Utilities — 1.3%
ONE Gas, Inc.	37,731	$2,783,793

		$2,783,793

Health Care Equipment & Supplies — 4.9%
Envista Holdings Corp.(1)	71,429	$3,077,161
ICU Medical, Inc.(1)	15,209	3,091,838
Integra LifeSciences Holdings Corp.(1)	45,732	3,310,539
Tandem Diabetes Care, Inc.(1)	7,918	860,449

		$10,339,987

Health Care Providers & Services — 9.2%
Addus HomeCare Corp.(1)	34,440	$2,989,048
Agiliti, Inc.(1)	102,383	2,005,683
Amedisys, Inc.(1)	16	4,170
AMN Healthcare Services, Inc.(1)	16,506	1,659,843
Apria, Inc.(1)	30,829	972,039
Chemed Corp.	8,518	4,054,738
LHC Group, Inc.(1)	23,695	5,098,690
R1 RCM, Inc.(1)	119,739	2,563,612

		$19,347,823

Security	Shares	Value
Health Care Technology — 1.6%
Inovalon Holdings, Inc., Class A(1)	51,552	$1,952,790
Phreesia, Inc.(1)	18,868	1,289,628

		$3,242,418

Hotels, Restaurants & Leisure — 2.2%
Choice Hotels International, Inc.	17,274	$2,071,152
Wyndham Hotels & Resorts, Inc.	36,014	2,595,169

		$4,666,321

Household Durables — 1.7%
Tempur Sealy International, Inc.	81,018	$3,505,649

		$3,505,649

Independent Power and Renewable Electricity Producers — 0.5%
Sunnova Energy International, Inc.(1)	25,200	$960,120

		$960,120

Insurance — 4.9%
AMERISAFE, Inc.	20,843	$1,192,220
Kinsale Capital Group, Inc.	6,560	1,171,911
RLI Corp.	21,960	2,380,025
Ryan Specialty Group Holdings, Inc., Class A(1)	88,924	2,623,258
Selective Insurance Group, Inc.	35,226	2,865,635

		$10,233,049

Interactive Media & Services — 1.5%
CarGurus, Inc.(1)	110,102	$3,148,917

		$3,148,917

IT Services — 1.0%
Euronet Worldwide, Inc.(1)	14,737	$2,104,738

		$2,104,738

Leisure Products — 0.2%
Hayward Holdings, Inc.(1)	14,027	$337,910

		$337,910

Machinery — 4.9%
Allison Transmission Holdings, Inc.	57,414	$2,291,393
Middleby Corp.(1)	17,650	3,379,798
Mueller Water Products, Inc., Class A	180,224	2,670,920
Woodward, Inc.	16,205	1,969,880

		$10,311,991

Professional Services — 1.6%
CBIZ, Inc.(1)	105,923	$3,425,550

		$3,425,550

Road & Rail — 1.6%
Landstar System, Inc.	20,854	$3,274,078

		$3,274,078

Semiconductors & Semiconductor Equipment — 2.0%
Ambarella, Inc.(1)	21,471	$2,114,679
Silicon Laboratories, Inc.(1)	14,394	2,144,562

		$4,259,241

Security	Shares	Value
Software — 8.9%
ACI Worldwide, Inc.(1)	106,768	$3,662,142
Altair Engineering, Inc., Class A(1)	75,719	5,282,158
CDK Global, Inc.	47,666	2,287,491
Envestnet, Inc.(1)	43,347	3,260,995
nCino, Inc.(1)	28,866	1,835,012
Olo, Inc., Class A(1)	65,029	2,280,567

		$18,608,365

Specialty Retail — 3.1%
Asbury Automotive Group, Inc.(1)	4,448	$913,886
National Vision Holdings, Inc.(1)	102,528	5,534,462

		$6,448,348

Textiles, Apparel & Luxury Goods — 2.0%
Capri Holdings, Ltd.(1)	49,633	$2,794,834
Steven Madden, Ltd.	32,971	1,445,119

		$4,239,953

Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	15,438	$1,384,789
Herc Holdings, Inc.(1)	19,462	2,414,066

		$3,798,855

Water Utilities — 0.9%
Middlesex Water Co.	19,267	$1,960,225

		$1,960,225

Total Common Stocks (identified cost $141,640,676)		$208,233,861

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	2,243,714	$2,243,714

Total Short-Term Investments (identified cost $2,243,714)		$2,243,714

Total Investments — 100.4% (identified cost $143,884,390)		$210,477,575

Other Assets, Less Liabilities — (0.4)%		$(832,970)

Net Assets — 100.0%		$209,644,605

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

The Portfolio did not have any open derivative instruments at July 31, 2021.

At July 31, 2021, the value of the Portfolio’s investment in affiliated funds was $2,243,714, which represents 1.1% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$92,958	$25,238,474	$(23,087,660)	$(58)	$—	$2,243,714	$464	2,243,714

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$208,233,861	*	$—	$—	$208,233,861
Short-Term Investments	—		2,243,714	—	2,243,714
Total Investments	$208,233,861		$2,243,714	$—	$210,477,575

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.